Stockholders' equity - Schedule of Potentially be Issued Under Each Outstanding (Parenthetical) (Detail) - $ / shares	Sep. 29, 2026	Jun. 30, 2026	Apr. 27, 2026
Class B1 B2 C1 And C2 Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights exercise price	$ 2.4444	$ 3.0032	$ 2.4444